Net revenue from services	12 Months Ended
Dec. 31, 2025
Revenue From Services [Abstract]
Net revenue from services	Net revenue from services

	2025	2024	2023

Net revenue from management fees	326,851	287,166	247,529
Net revenue from incentive fees	14,010	13,788	4,051
Net revenue from performance fees	30,980	62,324	73,295
Net fund fees	371,841	363,278	324,875
Revenue from advisory and other ancillary fees	9,889	10,926	2,742
Net revenue from services	381,730	374,204	327,617
The following is the breakdown of net revenue by region (a):
Brazil	69,900	63,574	50,177
British Virgin Islands	—	—	23
Cayman Islands	168,549	202,710	215,296
Chile	40,014	51,058	53,032
Colombia	19,417	14,674	1,993
United Kingdom	77,149	35,974	713
United States of America	3,270	3,318	4,168
Uruguay	3,431	2,896	2,215
Net revenue from services	381,730	374,204	327,617

(a)Disclosure of revenue by geographic location is based on the registered domicile of the manager receiving fees. The investment funds managed by the Group attract and retain many global investors that represent the Group’s portfolio of clients. None of the Group’s individual clients represents more than 10% of the total revenues for the periods presented.